Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2025
Bottom of range [member]
Related Party Transactions [Line Items]
Percentage of carry interest	3.24%
Top of range [member]
Related Party Transactions [Line Items]
Percentage of carry interest	8.00%